Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders' Equity [Abstract]
Shareholders' equity
12.	Shareholders’ equity

a.	Capital

The Group’s capital, fully subscribed and paid in, in the amount of R$ 674,940 at December 31, 2025 (R$ 674,940 at December 31, 2024), is represented by 314,987 shares: 200,546 registered, ordinary shares, book-entry with no par value and 114,441 registered, book-entry preferred shares with no par value (314,987 total shares: 200,546 registered, book-entry ordinary shares with no par value and 114,441 registered preferred shares with no par value at December 31, 2024).

b.	Profit reserve

The legal reserve is increased annually by an allocation of 5% of net income for the year and may not exceed 20% of the Group’s capital. The legal reserve can be used solely to offset losses and increase capital. Other profit reserves refer to the retention of the remaining balance of retained earnings, pursuant to article 196 of Brazil’s Corporation Act.

c.	Net earnings per share

Basic earnings per share are calculated by dividing profit attributable to the Group’s shareholders by the weighted average number of ordinary shares for the year.

For the years ended December 31, 2025, 2024 and 2023, there are no potentially dilutive ordinary shares. Therefore, the basic and diluted earnings per share are the same.

	12/31/2025	12/31/2024	12/31/2023
Profit attributable to the Group’s shareholders	175,073	193,670	155,084
Weighted average of shares issued	314,987	314,987	314,987
Basic and diluted earnings per share (in Reais)	0.56	0.61	0.49

d.	Dividends

Shareholders will be entitled to a non-cumulative mandatory minimum dividend, corresponding to 25% of the adjusted profit, in accordance with Brazil’s Corporation Law.

The distribution of minimum dividend will not be mandatory in the fiscal year in which the Board of Directors informs shareholders, with justified and unanimously approved exposure, that it is incompatible with the Group’s financial situation, in which case a portion of the profit may be distributed or approved for retention as a reserve. Profits that are no longer distributed pursuant to this paragraph will be paid as soon as the Group’s financial situation permits, applying with Brazil’s Corporation Law.

	12/31/2025	12/31/2024	12/31/2023
Profit for the year	175,073	193,670	155,084
Constitution of the legal reserve	(8,754)	(9,683)	(7,754)
Adjusted profit	166,319	183,987	147,330
Destinations
Interim dividends (1)	107,096	110,246	107,096
Additional proposed dividend	-	18,899	12,599
Reserves for expansion and investments (3)	16,288	16,412	27,635
Extraordinary dividends (2)	42,935	38,430	-
Dividends per ordinary and preferred share	0.48	0.53	0.38

Extraordinary dividends declared relating to previous fiscal years	26,362	43,467	-
Extraordinary dividends per ordinary/preferred share	0.08	0.14	-

(1)	During the year 2025, the Group paid interim dividends, in line with the terms of its Bylaws. The amounts paid were deducted from the calculation of the annual dividend calculated based on the Group’s profit for the year.
(2)	On November 6, 2025, the payment of extraordinary dividends was approved in the amount of R$ 69,297, which R$ 42,935 were allocated from 2025 retained earnings and R$26,362 from profit reserves from prior years.
(3)	The amount of R$ 16,288 recorded under “Reserves for expansion and investments” as of December 31, 2024 (R$ 16,412 as of December 31, 2024 and R$ 27,635 as of December 31, 2023) refers to the result of subtracting the adjusted profit of R$166,319 (R$ 183,987 as of December 31, 2024 and R$ 147,330 as of December 31, 2023), with interim dividend payments made in the year R$ 107,096 and R$ 31,499 (R$ 78,747 and R$ 31,499 as of December 31, 2024 and R$ 25,199 and R$ 81,897 as of December 31, 2023) and extraordinary dividends of R$ 42,935 (R$ 38,430 as of December 31,2024).